Intellectual Property (Details Narrative) - USD ($)								9 Months Ended		12 Months Ended
	Sep. 21, 2020	Aug. 13, 2020	Dec. 31, 2019	Oct. 15, 2019	Sep. 16, 2019	Feb. 07, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 28, 2019	Oct. 14, 2019
Notes payable			$ 165,120					$ 830,708		$ 165,120
Stock issued for acquisition			9,692,065				6,816,281	607,977,018		9,692,065	6,816,281	7,282,678,714	9,710,239
Stock issued for acquisition value			$ 9,692				$ 6,816	$ 607,977		$ 9,692	$ 6,816
Fair value of consideration			2,716,689							2,716,689
Book value after amortization			2,490,298							2,490,298
Fair value of Data Express			$ 1,161,660							1,161,660
Amortization expense								$ 1,168,259	$ 336,000	$ 1,479,446	$ 61,667
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member]
License agreement term						27 months
License Cost						$ 200,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Rory Welch [Member]
Stock Purchase Rights Agreement			A Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Rory Welch, the CEO of ArcMail (the right can be exercised over a period of 27 months); and (b) a Business Covenants Agreement, under which ArcMail and Mr. Welch agreed to not compete with the Company's use of the ArcMail business under the License Agreement for a period of twenty-four (24) months.
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | 1 to 6 Months [Member]
Periodic payment						25,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | 7 - 17 Months [Member]
Periodic payment						30,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Final Payment [Member]
Periodic payment						$ 765,000
Exclusive License and Management Agreement [Member] | ArcMail Technology [Member] | Balance Payment [Member]
Periodic payment			$ 1,094,691
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
License Cost					$ 2,800,000
Aproximate liabilities					98,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Promissory Note [Member]
License agreement term				24 months
Periodic payment				$ 41,661
Notes payable				$ 940,000
Rate of interest				6.00%
Stock issued for acquisition				2,465,753
Stock issued for acquisition value				$ 1,350,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member] | Payment at Closing [Member]
Periodic payment					$ 410,000
Asset Purchase Agreement [Member] | Data Express [Member]
Impairment loss			$ 1,328,638				$ 46,800
Asset Purchase Agreement [Member] | File Facets [Member]
Purchase price		$ 135,000
Asset Purchase Agreement [Member] | Intelly WP [Member]
Purchase price	$ 1,350,000
Cash Paid for certain training	40,000
Proceeds froom acquisition	25,000
Asset Purchase Agreement [Member] | Intelly WP [Member] | Payment at Closing [Member]
Purchase price	$ 55,000